SHARE-BASED COMPENSATION (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	5,257,089	2,923,770	1,714,421	925,782
Weighted Average Remaining Contractual Life (years)	5 years 8 months 12 days
Weighted Average Exercise Price | $ / shares	$ 1.73	$ 1.76	$ 3.60	$ 12.70
Number Exercisable | shares	1,214,023	584,585	663,853
Weighted Average Exercise Price | $ / shares	$ 2.44	$ 3.49	$ 4.67
$0.52 - $1.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	1,839,867
Weighted Average Remaining Contractual Life (years)	5 years 10 months 24 days
Weighted Average Exercise Price | $ / shares	$ 0.90
Number Exercisable | shares	417,717
Weighted Average Exercise Price | $ / shares	$ 0.90
$1.01 - $2.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	1,871,433
Weighted Average Remaining Contractual Life (years)	6 years 4 months 24 days
Weighted Average Exercise Price | $ / shares	$ 1.62
Number Exercisable | shares	128,683
Weighted Average Exercise Price | $ / shares	$ 1.36
$2.01 - $3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	910,758
Weighted Average Remaining Contractual Life (years)	6 years 1 month 6 days
Weighted Average Exercise Price | $ / shares	$ 2.22
Number Exercisable | shares	35,925
Weighted Average Exercise Price | $ / shares	$ 2.55
$3.01 - $4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	623,550
Weighted Average Remaining Contractual Life (years)	2 years 4 months 24 days
Weighted Average Exercise Price | $ / shares	$ 3.60
Number Exercisable | shares	620,217
Weighted Average Exercise Price | $ / shares	$ 3.60
$4.01 - $7.12 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding | shares	11,481
Weighted Average Remaining Contractual Life (years)	3 years 6 months
Weighted Average Exercise Price | $ / shares	$ 7.12
Number Exercisable | shares	11,481
Weighted Average Exercise Price | $ / shares	$ 7.12